Submission	Oct. 09, 2025
Submission [Line Items]
Central Index Key	0000886982
Registrant Name	GOLDMAN SACHS GROUP INC
Registration File Number	333-284538
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A